Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

(19) Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company classifies financial assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The majority of instruments fall into the Level 1 or 2 fair value hierarchy. Valuation methodologies for the fair value hierarchy are as follows.

Level 1 – Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose values are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Recurring Basis

The Company measures or monitors certain of its assets on a fair value basis. Fair value is used on a recurring basis for those assets and liabilities that were elected as well as for certain assets and liabilities in which fair value is the primary basis of accounting. The following tables reflect the fair value (in thousands) of assets measured and recognized at fair value on a recurring basis in the consolidated balance sheets at December 31, 2012 and 2011.

	December 31, 2012	Fair Value Measurements at Reporting Date Using
		Level 1	Level 2	Level 3
Assets
Investment securities available for sale
U.S. agency securities	$32,988	$—	$32,988	$—
State and municipal securities	631	—	631	—
Corporate bonds	2,953	—	2,953	—
Mortgage-backed securities-agency	207,194	—	207,194	—
Mortgage-backed securities-non-agency	32,152	—	32,152	—
Equity securities	537	248	—	289

Total investment securities available for sale	276,455	248	275,918	289
Derivative loan commitments
Interest rate lock commitments	1,571	—	—	1,571
Mandatory delivery commitments	469	—	—	469

Total derivative loan commitments	2,040	—	—	2,040

Total	$278,495	$248	$275,918	$2,329

	December 31, 2011	Fair Value Measurements at Reporting Date Using
		Level 1	Level 2	Level 3
Assets
Investment securities available for sale
U.S. agency securities	$49,920	$—	$49,920	$—
State and municipal securities	608	—	608	—
Corporate bonds	2,696	—	2,696	—
Mortgage-backed securities-agency	229,936	—	229,936	—
Equity securities	1,310	200	—	1,110

Total investment securities available for sale	284,470	200	283,160	1,110
Derivative loan commitments
Interest rate lock commitments	549	—	—	549
Mandatory delivery commitments	—	—	—	—

Total derivative loan commitments	549	—	—	549

Total	$285,019	$200	$283,160	$1,659

The following table shows a rollforward of fair value (in thousands) by level and category for the year ended December 31, 2012.

	Activity in Fair Value Measurements Twelve Months Ended December 31, 2012
	Investment Securities Available for Sale			Derivative Loan Commitments
Description	Level 1	Level 2	Level 3	Level 3
Balance, December 31, 2011	$200	$283,160	$1,110	$549
Unrealized gains included in:
Earnings	—	407	220	—
Other comprehensive income	48	412	—	—
Purchases	—	166,184	55	—
Sales	—	(86,422)	(1,096)	—
Issuances	—	—	—	1,491
Settlements	—	(87,823)	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—

Balance, December 31, 2012	$248	$275,918	$289	$2,040

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

The following describe the valuation techniques used to measure fair value for our assets and liabilities that are measured on a recurring basis.

Investment Securities Available for Sale. Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities would include highly liquid government bonds, mortgage products, and exchange traded equities. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Level 2 securities would include U.S. agency securities, mortgage-backed securities, obligations of states and political subdivisions, and certain corporate, asset-backed, and other securities valued using third party quoted prices in markets that are not active. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Derivative Loan Commitments. The Company originates mortgage loans for sale into the secondary market on both a “best efforts” and a “mandatory delivery” basis. Under the “best efforts” basis, the Company enters into commitments to originate mortgage loans whereby the interest rate is fixed prior to funding. These commitments, in which the Company intends to sell in the secondary market, are considered freestanding derivatives. Under the “mandatory delivery” basis, mortgage loans held for sale and commitments to borrowers to originate loans at agreed upon interest rates expose the Company to changes in market rates and conditions subsequent to the interest rate lock commitment. The fair values of interest rate lock and mandatory delivery commitments, which are related to mortgage loan commitments and are categorized as Level 3, are based on quoted prices adjusted for commitments that the Company does not expect to fund.

Nonrecurring Basis

Certain assets, specifically collateral dependent impaired loans and foreclosed real estate and repossessed assets, are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The adjustments are based on appraisals of underlying collateral or other observable market prices when current appraisals or observable market prices are available. Where we do not have a current appraisal, an existing appraisal or other valuation would be utilized after discounting it to reflect current market conditions, and, as such, may include significant management assumptions and input with respect to the determination of fair value.

To assist in the discounting process, a valuation matrix was developed to provide valuation guidance for collateral dependent loans and foreclosed real estate where it was deemed that an existing appraisal was outdated as to current market conditions. The matrix applies discounts to external appraisals depending on the type of real estate and age of the appraisal. The discounts are generally specific point estimates; however in some cases, the matrix allows for a small range of values. The discounts were based in part upon externally derived statistical data. The discounts were also based upon management’s knowledge of market conditions and prices of sales of foreclosed real estate. In addition, matrix value adjustments may be made by our independent appraisal group to reflect property value trends within specific markets as well as actual sales data from market transactions and/or foreclosed real estate sales. In the case where an appraisal is greater than two years old for collateral dependent impaired loans and foreclosed real estate, it is the Company’s policy to classify these as Level 3 within the fair value hierarchy; otherwise, they are classified as Level 2. The average age of appraisals for Level 3 valuations of collateral dependent loans was 3.82 years as of December 31, 2012. Management periodically reviews the discounts in the matrix as compared to valuations from updated appraisals and modifies the discounts accordingly should updated appraisals reflect valuations significantly different than those derived utilizing the matrix. To date, management believes the appraisal discount matrix has resulted in appropriate adjustments to existing appraisals thereby providing management with reasonable valuations for the collateral underlying the loan portfolio; however, while appraisals are indicators of fair value, the amount realized upon sale of these assets could be significantly different. The following tables present the carrying amount (in thousands) for impaired loans at December 31, 2012 and 2011.

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Impaired loans	$95,426	$—	$81,202	$14,224

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Impaired loans	$123,806	$—	$107,659	$16,147

Our nonfinancial assets that are recognized or disclosed at fair value on a nonrecurring basis relate to foreclosed real estate and repossessed assets. The amounts below represent the carrying values (in thousands) for our foreclosed real estate and repossessed assets at December 31, 2012 and 2011.

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Foreclosed real estate and repossessed assets	$32,215	$—	$32,211	$4

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Foreclosed real estate and repossessed assets	$63,613	$—	$63,613	$—

The following describes the valuation techniques used to measure fair value for our nonfinancial assets classified as nonrecurring.

Impaired Loans. Impaired loans are measured at the present value of their expected future cash flows by discounting those cash flows at the loan’s effective interest rate or at the loan’s observable market price. The difference between this discounted amount and the loan balance is recorded as an allowance for loan losses. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses.

Foreclosed Real Estate and Repossessed Assets. The adjustments to foreclosed real estate and repossessed assets are based primarily on appraisals of the real estate or other observable market prices. Our policy is that fair values for these assets are based on current appraisals. In most cases, we maintain current appraisals for these items. Where we do not have a current appraisal, an existing appraisal would be utilized after discounting it to reflect changes in market conditions from the date of the existing appraisal, and, as such, may include significant management assumptions and input with respect to the determination of fair value. As described above, we utilize a valuation matrix to assist in this process.

Other Fair Value Measurements

Additionally, accounting standards require the disclosure of the estimated fair value of financial instruments that are not recorded at fair value. For the financial instruments that the Company does not record at fair value, estimates of fair value are made at a point in time based on relevant market data and information about the financial instrument. No readily available market exists for a significant portion of the Company’s financial instruments. Fair value estimates for these instruments are based on current economic conditions, interest rate risk characteristics, and other factors. Many of these estimates involve uncertainties and matters of significant judgment and cannot be determined with precision. Therefore, the calculated fair value estimates in many instances cannot be substantiated by comparison to independent markets and, in many cases, may not be realizable in a current sale of the instrument. In addition, changes in assumptions could significantly affect these fair value estimates. The following methods and assumptions were used by the Company in estimating the fair value of these financial instruments.

(a) Cash and Cash Equivalents

Cash and cash equivalents include cash and due from banks, interest-bearing deposits in other banks, and overnight funds sold and due from FRB. The carrying amount approximates fair value.

(b) Investment Securities Available for Sale

Fair values are based on published market prices where available. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow. Investment securities available for sale are carried at their aggregate fair value.

(c) Restricted Equity Securities

These investments are carried at cost.

(d) Loans Held For Sale

The carrying value of loans held for sale is a reasonable estimate of fair value since loans held for sale are expected to be sold within a short period.

(e) Loans

To determine the fair values of loans other than those listed as nonaccrual, we use discounted cash flow analyses. In these analyses, we use discount rates that are similar to the interest rates and terms currently being offered to borrowers of similar terms and credit quality. For nonaccrual loans, we use a variety of techniques to measure fair value, such as using the current appraised value of the collateral, discounting the contractual cash flows, and analyzing market data that we may adjust due to the specific characteristics of the loan or collateral.

(f) Interest Receivable and Interest Payable

The carrying amount approximates fair value.

(g) Bank-Owned Life Insurance

The carrying amount approximates fair value.

(h) Deposits

The fair values disclosed for demand deposits (for example, interest-bearing and noninterest-bearing demand and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (this is, their carrying values). The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.

(i) Borrowings

The fair value of borrowings is estimated using discounted cash flow analyses based on the rates currently offered for borrowings of similar remaining maturities and collateral requirements. These include FHLB borrowings and other borrowings.

(j) Commitments to Extend Credit and Standby Letters of Credit

The only amounts recorded for commitments to extend credit and standby letters of credit are the deferred fees arising from these unrecognized financial instruments. These deferred fees are not deemed significant at December 31, 2012 and 2011, and as such, the related fair values have not been estimated.

The carrying amounts and fair values (in thousands) of those financial instruments that are not recorded at fair value at December 31, 2012 and 2011 were as follows.

	2012
	Carrying	Fair	Fair Value Measurements at Reporting Date Using
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Loans, net (1)	$1,383,893	$1,411,831	$—	$1,397,607	$14,224
Financial Liabilities:
Deposits	1,617,774	1,650,145	—	1,650,145	—
FHLB borrowings	195,060	195,108	—	195,108	—
Other borrowings	41,002	41,472	—	41,472	—

	2011
	Carrying	Fair	Fair Value Measurements at Reporting Date Using
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Loans, net (1)	$1,429,786	$1,464,121	$—	$1,447,974	$16,147
Financial Liabilities:
Deposits	1,798,034	1,769,449	—	1,769,449	—
FHLB borrowings	195,941	196,038	—	196,038	—
Other borrowings	40,617	40,617	—	40,617	—

(1)	Carrying amount and fair value includes impaired loans. Carrying amount is net of the allowance for loan losses.